KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 64.0%	Shares	Value
Aerospace & Defense - 3.1%
Lockheed Martin Corp.	4,680	$2,175,872

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. - Class B	4,860	716,753

Alternative Carriers - 3.2%
Liberty Global Ltd. - Class C(a)	144,309	2,362,338

Beverages - 1.6%
Molson Coors Beverage Co. - Class B	20,865	1,194,730

Communications Equipment - 0.4%
Cisco Systems, Inc.	5,750	270,135

Consumer Finance - 0.4%
American Express Co.	1,400	327,642

Consumer Staples Merchandise Retail - 1.1%
Target Corp.	2,870	462,012
Walmart, Inc.	6,025	357,584
		819,596

Electrical Equipment - 0.4%
Emerson Electric Co.	2,826	304,586

Energy Equipment & Services - 3.5%
Oceaneering International, Inc.(a)	109,580	2,510,478

Food Products - 0.9%
Lamb Weston Holdings, Inc.	8,025	668,804

Gold - 7.5%
Agnico Eagle Mines Ltd.	41,379	2,621,360
Barrick Gold Corp.	170,005	2,828,884
		5,450,244

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	2,100	222,537
Stryker Corp.	2,153	724,485
		947,022

Health Care Services - 0.8%
CVS Health Corp.	8,215	556,238

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 64.0% (CONTINUED)	Shares	Value
Household Products - 0.5%
Procter & Gamble Co.	2,233	$364,426

Industrial Conglomerates - 0.3%
Honeywell International, Inc.	1,290	248,622

Insurance - 1.5%
Aflac, Inc.	10,794	902,918
Markel Group, Inc.(a)	143	208,551
		1,111,469

Integrated Oil & Gas - 9.4%
Chevron Corp.	2,749	443,331
Equinor ASA - ADR	66,405	1,765,709
Exxon Mobil Corp.	8,363	989,092
Suncor Energy, Inc.	95,810	3,658,984
		6,857,116

Integrated Telecommunication Services - 2.9%
Verizon Communications, Inc.	52,634	2,078,517

Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.	1,883	1,070,900

Machinery - 1.5%
Dover Corp.	6,323	1,133,714

Movies & Entertainment - 1.3%
Walt Disney Co.	8,392	932,351

Multi-Sector Holdings - 0.7%
Berkshire Hathaway, Inc. - Class B(a)	1,313	520,906

Oil & Gas Exploration & Production - 1.4%
ConocoPhillips	2,575	323,472
Talos Energy, Inc.(a)	54,560	719,100
		1,042,572

Oil, Gas & Consumable Fuels - 4.1%
Hess Corp.	2,262	356,242
TotalEnergies SE - ADR	36,435	2,640,444
		2,996,686

Packaged Foods & Meats - 2.2%
Cal-Maine Foods, Inc.	29,656	1,640,866

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)

COMMON STOCKS - 64.0% (CONTINUED)	Shares	Value
Personal Care Products - 2.1%
Unilever PLC - ADR	29,746	$1,542,330

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	7,725	339,437
Johnson & Johnson	8,084	1,168,865
		1,508,302

Semiconductors - 0.7%
Intel Corp.	17,999	548,430

Soft Drinks & Non-alcoholic Beverages - 1.5%
Coca-Cola Co.	5,450	336,647
PepsiCo, Inc.	4,450	782,799
		1,119,446

Tobacco - 2.6%
Philip Morris International, Inc.	19,977	1,896,616

Wireless Telecommunication Services - 2.5%
Vodafone Group PLC - ADR	220,310	1,852,807
TOTAL COMMON STOCKS (Cost $30,978,594)		46,770,514

EXCHANGE TRADED FUNDS - 29.7%
iShares 0-5 Year TIPS Bond ETF(b)	219,314	21,751,563
TOTAL EXCHANGE TRADED FUNDS (Cost $21,705,165)		21,751,563

REAL ESTATE INVESTMENT TRUSTS - 4.7%
Equity Commonwealth(a)	137,751	2,578,699
Weyerhaeuser Co.	29,220	881,567
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,431,428)		3,460,266

SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class X, 5.23%(c)	1,175,042	1,175,042
TOTAL SHORT-TERM INVESTMENTS (Cost $1,175,042)		1,175,042

TOTAL INVESTMENTS - 100.0% (Cost $57,290,229)		$73,157,385
Other Assets in Excess of Liabilities - 0.0%(d)		30,239
TOTAL NET ASSETS - 100.0%		$73,187,624

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
April 30, 2024 (Unaudited)
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

KEATING ACTIVE ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

KEATING ACTIVE ETF

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets
Common Stocks	$46,770,514	$—	$—	$46,770,514
Exchange Traded Funds	21,751,563	—	—	21,751,563
Real Estate Investment Trusts	3,460,266	—	—	3,460,266
Money Market Funds	1,175,042	—	—	1,175,042
Total Assets	$73,157,385	$—	$—	$73,157,385

Refer to the Schedule of Investments for industry classifications.

During the fiscal period ended April 30, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.